Employee Benefit Plans (Net Periodic Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Weighted average assumptions used in calculating the net periodic benefit cost for the company's other post retirement plans
Discount rate	4.50%	5.50%	6.00%
Expected long-term rate of return on plan assets	7.30%	7.30%	7.30%
Rate of increase in compensation levels	3.75%	4.00%	4.00%
Other Postretirement Benefits [Member]
Weighted average assumptions used in calculating the net periodic benefit cost for the company's other post retirement plans
Discount rate	4.00%	5.25%	5.75%
Expected long-term rate of return on plan assets	7.30%	7.30%	7.30%